Significant Events - Additional Information (Detail) - CLP ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 15, 2017
Disclosure of subsidiaries [line items]
Percentage of dividend on profit	40.00%	30.00%	40.00%	30.00%
Distribution of dividends	$ 22,979		$ 22,979	$ 618
Number of shares issued	512,406,760,091
Dividend per share (in dollars per share)	$ 0.04484469		$ 0.04484469
CGB II SpA [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired					100.00%
Itau Unibanco Holding S A [member]
Disclosure of subsidiaries [line items]
Number of shares acquired		10,651,555,020
Amount of shares acquired		$ 65,686
Itau Unibanco Holding S A [member] | Bottom of Range [Member]
Disclosure of subsidiaries [line items]
Increase (decrease) in ownership interest		36.06%
Itau Unibanco Holding S A [member] | Top of Range [Member]
Disclosure of subsidiaries [line items]
Increase (decrease) in ownership interest		38.14%